COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Apr. 05, 2012
COMMITMENTS AND CONTINGENCIES
2013	$ 11,353	$ 45,011
2014	46,207	46,207
2015 and thereafter	15,535	15,535
Total	$ 73,095	$ 106,753	$ 10